Investment Strategy - Global X Funds - Global X S&P 500 Covered Call ETF	Mar. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	As of the Effective Date, the Fund’s 80% investment policy will be changed as set forth in the table below. All references to the 80% investment policy in the Fund’s Summary Prospectus, Statutory Prospectus, and SAI are hereby replaced with the new 80% investment policy.
Strategy Narrative [Text Block]

Current 80% Investment Policy	New 80% Investment Policy as of the Effective Date
The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”).	The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”) or in investments that have economic characteristics that are similar to the economic characteristics of the component securities of the Underlying Index, either individually or in the aggregate.

2.As of the Effective Date, the first sentence of the ninth paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
The Adviser uses an indexing approach to try to achieve the Fund’s investment objective.
3.As of the Effective Date, the tenth and eleventh paragraphs in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are similar to the economic characteristics of such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.